UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Calypso Capital Management, LP
Address: 135 East 57th Street
	 20th Floor
	 New York, NY 10022

13 File Number: 028-11557

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:   Susan Liew
Title:  Chief Compliance Officer
Phone:  212-371-7599

Signature, 	Place and 		Date of Signing

Susan Liew	New York, New York   	May 5, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of other Managers reporting for this Manager:

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    247013

List of Other Included Managers:

           FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALLTEL CORP COM                COMMON STOCK     020039103    13198   203825 SH       SOLE                      0        0   203825
D AMDOCS LTD COM STK             COMMON STOCK     G02602103     9015   250000 SH       SOLE                      0        0   250000
D COGNIZANT TECH SOLUT IONS CORP COMMON STOCK     192446102    14868   249932 SH       SOLE                      0        0   249932
D COGNOS INC CAD COM N PV        COMMON STOCK     19244C109    16533   425000 SH       SOLE                      0        0   425000
D DIAMOND CLUSTER INTL COM       COMMON STOCK     25278P106    12425  1161227 SH       SOLE                      0        0  1161227
D ECHOSTAR COMMUNICATIONS CORP   COMMON STOCK     278762109    18221   610000 SH       SOLE                      0        0   610000
D ESCHELON TELECOM INC           COMMON STOCK     296290109    10272   653002 SH       SOLE                      0        0   653002
D FIRST REGIONAL BANCORP         COMMON STOCK     33615C101     7441    83490 SH       SOLE                      0        0    83490
D GLOBAL CASH ACCESS HLDGS INC C COMMON STOCK     378967103     6552   373981 SH       SOLE                      0        0   373981
D GRUPO TELEVISA SA DE  CV USD G ADRS STOCKS      40049J206    12967   651600 SH       SOLE                      0        0   651600
D LIBERTY GLOBAL INC COM SER A   COMMON STOCK     530555101    12499   610600 SH       SOLE                      0        0   610600
D NET 1 UEPS TECHS INC NEW       COMMON STOCK     64107N206    20011   707115 SH       SOLE                      0        0   707115
D NEWCASTLE INVT CORP COM        REITS/RICS       65105M108    13156   550000 SH       SOLE                      0        0   550000
D NTL INC NEW COM                COMMON STOCK     62941W101    24236   832579 SH       SOLE                      0        0   832579
D SOVEREIGN BANCORP INC          COMMON STOCK     845905108     4382   200000 SH       SOLE                      0        0   200000
D TELENORTE LESTE PARTICIP       ADRS STOCKS      879246106    12927   775000 SH       SOLE                      0        0   775000
D TIM PARTICPACOES S A  SPONS AD ADRS ADR PREFERR 88706P106    13890   375100 SH       SOLE                      0        0   375100
D TURKCELL ILETISIM HI ZMET      ADRS STOCKS      900111204     5977   358550 SH       SOLE                      0        0   358550
D VALUECLICK INC COM STK         COMMON STOCK     92046N102    14382   850000 SH       SOLE                      0        0   850000
D WARNER MUSIC GROUP CORP COM    COMMON STOCK     934550104     4061   187208 SH       SOLE                      0        0   187208
S REPORT SUMMARY                 20 DATA RECORDS              247013        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED